ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the "Company") was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in the Hong Kong Special Administrative Region ("Hong Kong") and Shenzhen (comprising Long Hua) of the People's Republic of China ("China").

The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group's manufacturing activities are principally conducted in Shenzhen of China and its selling activities are principally conducted in Hong Kong.